CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 47,543	$ 21,864	$ 18,938
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,640	1,520	874
Deferred taxes	(31,300)	253	(293)
Non-cash equity based compensation	10,385	2,122	1,114
Bad debt reserve	326	256
Chargeback reserve		40
Amortization of deferred financing fees	41
Changes in operating assets and liabilities:
Credit card receivables	(409)	(261)	(1)
Accounts receivable	(1,417)	(553)	(350)
Prepaid expenses and other current and non-current assets	113	(1,211)	(170)
Due from related party	168	(24)	(47)
Accounts payable and other liabilities	6,238	5,735	2,200
Contributors royalties payable	1,723	1,302	1,100
Income taxes payable		(316)	(11)
Deferred revenue	9,483	8,820	5,372
Net cash provided by operating activities	45,534	39,547	28,726
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(3,808)	(3,442)	(1,116)
Acquisition of intangibles	(254)
Security deposit (payment) receipt	(197)	23	(103)
Net cash used in investing activities	(4,259)	(3,419)	(1,219)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of common stock in initial public offering	81,811
Proceeds from term loan facility	12,000
Payment of term loan facility	(6,000)
Payment of term loan fee	(166)
Payment of offering fees	(4,921)
Members' distributions	(36,000)	(28,575)	(25,900)
Net cash (used in) provided by financing activities	46,724	(28,575)	(25,900)
Net increase in cash and cash equivalents	87,999	7,553	1,607
Cash and cash equivalents-Beginning	14,097	6,544	4,937
Cash and cash equivalents-Ending	102,096	14,097	6,544
Cash paid for:
Income taxes	4,845	1,225	1,180
Interest	67
Non-cash financing activities:
Preferred members' interest accretion		$ 4,058	$ 7,068